Ordinary Shares Subject to Possible Redemption (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Voting, rights	Holders of the Company’s ordinary shares are entitled to one vote for each share.	Holders of the Company’s ordinary shares are entitled to one vote for each share.
Shares subject to possible redemption	16,000,000	16,000,000	16,000,000
Ordinary Shares [Member]
Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares outstanding	20,450,000	20,450,000	20,450,000